Acquisition of Thinking Tree Spirits (Details)				1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 16, 2025 USD ($)	Nov. 25, 2024 USD ($) $ / shares shares	Feb. 21, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Jul. 31, 2024 shares	Mar. 31, 2024 USD ($)	Sep. 30, 2024 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Aug. 31, 2024 shares	Dec. 31, 2023 USD ($)
Acquisition of Thinking Tree Spirits [Line Items]
Contingent consideration, liability fair value								$ 127,076	$ 127,076
Post acquisition aggregate revenue milestone payments								$ 2,400,000
Milestone payment, new tasting room agreement Pperiod								3 years
Milestone payment, new tasting room agreement								$ 395,000
Milestone payment, payable 30 days after opening new tasting room								$ 395,000
Milestone payment, payable 30 days after opening new tasting room period								30 days
Intangible assets								$ 421,151
Common Stock [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Acquisition of Thinking Tree Spirits (in Shares) | shares							2,547
Thinking Tree Dissenter [Member] | Pending Litigation [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Litigation, damages sought, plus interest	$ 470,000
Thinking Tree Dissenter [Member] | Pending Litigation [Member] | Forecast [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Litigation, damages sought, plus interest	$ 470,000
Thinking Tree Spirits, Inc [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Payments to shareholders, net		$ 670,686	$ 670,686	$ 670,686		$ 670,686		670,686
Payments to shareholders			720,686					$ 720,686
Amount held back for post-closing accounting true-ups			$ 50,000			50,000
Business acquisition, share price (in Dollars per share) | $ / shares			$ 263.2					$ 263.2
True-up share price (in Dollars per share) | $ / shares				$ 100			$ 100
True-up shares, increase (in Shares) | shares		5,835
Contingent consideration, liability fair value						127,076		$ 50,000
Number of shareholders served their notice					3
Number of shares due to shareholders (in Shares) | shares					3,466
Number of shares due from earn-out provisions (in Shares) | shares					42,350
Total Purchase Consideration						$ 847,762		847,762
Intangible assets								$ 1,011,021
Shares of common stock (in Shares) | shares								4,170
Thinking Tree Spirits, Inc [Member] | Common Stock [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Business acquisition, issued shares (in Shares) | shares			2,547
True-up shares (in Shares) | shares										6,706
Minimum [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Useful life								6 years	6 years
Minimum [Member] | Thinking Tree Spirits, Inc [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Useful life								6 years
Maximum [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Useful life								10 years	10 years
Maximum [Member] | Thinking Tree Spirits, Inc [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Useful life								10 years
Common Stock [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Acquisition of Thinking Tree Spirits (in Shares) | shares								50,958
Stock price (in Dollars per share) | $ / shares		$ 80
Post acquisition annual milestone payments related to revenue targets								$ 800,000
Common stock, value issued for revenue is excess of prior year								$ 1
Common Stock [Member] | Thinking Tree Spirits, Inc [Member]
Acquisition of Thinking Tree Spirits [Line Items]
True-up share price (in Dollars per share) | $ / shares				100			100
True-up shares (in Shares) | shares										134,137
IPO [Member]
Acquisition of Thinking Tree Spirits [Line Items]
Stock price (in Dollars per share) | $ / shares		80		$ 100			$ 100	$ 80
IPO [Member] | Thinking Tree Spirits, Inc [Member]
Acquisition of Thinking Tree Spirits [Line Items]
True-up share price (in Dollars per share) | $ / shares		$ 80
True-up shares, increase (in Shares) | shares		116,713
IPO [Member] | Thinking Tree Spirits, Inc [Member] | Common Stock [Member]
Acquisition of Thinking Tree Spirits [Line Items]
True-up shares (in Shares) | shares		8,383
IPO [Member] | Common Stock [Member] | Thinking Tree Spirits, Inc [Member]
Acquisition of Thinking Tree Spirits [Line Items]
True-up shares (in Shares) | shares		167,671